Variable Interest Entities (Unconsolidated Variable Interest Entities) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Financing receivables	$ 110,255	$ 120,351
Investment in Unconsolidated VIEs [Member]
Variable Interest Entity [Line Items]
Other assets and investment securities	806	809
Financing receivables	120	156
Total investment	926	965
Contractual obligations to fund new investments or guarantees	17	124
Revolving lines of credit	20	7
Total	$ 963	$ 1,096